Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
The following table presents our goodwill and intangible assets as of December 31, 2019 and 2020:

	As of December 31,
(in thousands)	2019	2020
Goodwill	€490,590	€282,664
Intangible assets with definite lives, net	379	5
Intangible assets with indefinite lives	169,545	169,545
Total	€660,514	€452,214

Schedule of goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2019	€215,283	€192,729	€82,517	€490,529
Foreign exchange translation	27	24	10	61
Balance as of December 31, 2019	€215,310	€192,753	€82,527	€490,590

Balance as of January 1, 2020	€215,310	€192,753	€82,527	€490,590
Foreign exchange translation	(4)	6	7	9
Impairment charge	(17,568)	(107,516)	(82,534)	(207,618)
Disposals	(222)	(95)	—	(317)
Balance as of December 31, 2020	€197,516	€85,148	€0	€282,664

Components of intangible assets with definite lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2019 and 2020:

	December 31, 2019			December 31, 2020
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Customer relationships	€34	€(27)	€7	€—	€—	€—
Partner relationships	34,254	(34,246)	8	34,220	(34,220)	—
Technology	60,145	(60,071)	74	59,789	(59,784)	5
Non-compete agreement	10,800	(10,510)	290	10,800	(10,800)	—
Total	€105,233	€(104,854)	€379	€104,809	€(104,804)	€5